Convertible Notes Payable and MVIL Demand Note Receivable	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Convertible Notes Payable and MVIL Demand Note Receivable
8.	Convertible Notes Payable and MVIL Demand Note Receivable

Upon the closing of the IPO, the outstanding convertible notes payable referenced above, including principal, interest and premium thereon, converted into 175,210,373 ordinary shares. Interest expense relating to the convertible notes referenced above for the year ended December 31, 2019, 2018 and 2017 was $1.3 million, $6.6 million, $2.2 million, respectively.

Interest expense related to the debt discount amortization was $2.7 million and $11.9 million for the year ended December 31, 2019 and 2018, respectively.

During 2017, the Company issued six convertible promissory notes payable to MVIL, resulting in proceeds of $50.0 million (the “2017 MVIL Notes”). The notes accrued interest at 8% per annum. Effective upon the closing of a qualified financing, as defined, the outstanding principal and accrued interest automatically convert into shares of the same class and series of our shares issued to other investors in the qualified financing. MVIL also had the right to convert some or all of the outstanding amount into shares of Series A preferred shares at a conversion price of $2.30769 after December 31, 2018. In January 2018, the Company entered into a note exchange agreement with MVIL in the amount of $52.4 million, which represents the total principal and accrued interest of the 2017 MVIL Notes at the time of the execution of the note exchange agreement. The exchange terminated the 2017 MVIL Notes and created a new convertible note under substantially the same terms as the notes described in the following paragraph. The note exchange agreement was accounted for as a debt extinguishment and resulted in no gain or loss upon recognition of the new debt.

In January 2018, the Company entered into a note purchase agreement with investors (as amended, the “2018 Agreement”), whereby the Company was eligible to borrow an aggregate principal amount of $30.0 million in exchange for notes convertible into ordinary shares of the Company. In April 2018, the note purchase agreement was amended to allow the Company to borrow up to $65.0 million in the aggregate. Between January and May 2018, the Company issued notes in an aggregate principal amount of $50.0 million (the “2018 New Investor Notes”). The 2018 New Investor Notes accrued interest at 7% per annum. Accrued interest on the 2018 New Investor Notes compounded annually. The 2018 New Investor Notes, as amended, were convertible upon (i) the closing of an initial public offering or (ii) a subsequent financing occurring after January 10, 2019. Effective upon the closing of a qualified financing, as defined, the outstanding principal and accrued interest plus a 25% premium, defined as the sum of principal plus interest multiplied by 25%, automatically convert into shares of the same class and series of our shares issued to other investors in the qualified financing. The 2018 Investor Notes converted in accordance with their terms upon the closing of the IPO.

The Company evaluated the 2018 New Investor Notes as well as the exchange agreement and concluded that certain of the redemption and conversion features met the bifurcation criteria under ASC 815, Derivatives and Hedging and should be accounted for separately from the debt.

The derivative liability was recorded at fair value on the Company’s consolidated balance sheet as a liability and subject to revaluation at each balance sheet date, and any changes in value were recorded as a component of gain or loss in the change in valuation of derivative liability on the statements of operations. The initial values of the derivative, along with legal fees, were recorded as a debt discount and are being amortized as interest expense using the effective interest method over the life of the note. See Note 3 for fair value considerations and disclosures.

In October 2018, the Company entered into the 2018 MVIL Note, under which the Company borrowed $30.0 million, of which it has borrowed $25.0 million as of December 31, 2018. In January 2019, the Company borrowed the remaining $5.0 million. The notes contain similar terms as the notes described in the paragraph above describing the 2018 New Investor Notes except that a qualified financing is limited to a U.S. IPO and that there was no change of control conversion feature. The 2018 MVIL Note was convertible upon a qualified initial public offering of the Company’s ordinary shares in the United States at the initial public offering price per share. Effective upon the closing of a qualified financing, the outstanding principal and accrued interest plus a 25% premium of such principal and interest automatically converts into shares of the same class and series of our shares issued to other investors in the qualified financing. The automatic conversion upon the IPO was a settlement of the debt and the difference between the fair value of the shares issued in exchange for the convertible notes and the net carrying amount of the convertible notes was recorded as a loss on extinguishment of debt. The 2018 MVIL Note accrued interest at 7% per annum and accrued interest compounded annually, and upon such compounding, was added to the outstanding principal amount. The 2018 MVIL Note converted in accordance with its terms upon the closing of the IPO.